Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 339,287	$ 28,884
Items that may be reclassified subsequently to net income or loss:
Foreign currency translation (loss) gain	(84,417)	21,200
Reclassification of cumulative foreign currency translation loss relating to previously held 60% interest in the Greenstone Mine	31,904	0
Items that will not be reclassified subsequently to net income or loss:
Net decrease in fair value of marketable securities and other investments in equity instruments	(39,961)	(46,359)
Income tax expense relating to change in fair value of marketable securities and other investments in equity instruments	0	(92)
Total Other comprehensive (loss) income (“OCI”)	(92,474)	(25,251)
Total comprehensive income	$ 246,813	$ 3,633